Income Taxes	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Income Taxes
19)	INCOME TAXES

19.1)	INCOME TAXES FOR THE PERIOD
The amounts of income tax expense in the statements of operations for 2019, 2018 and 2017 are summarized as follows:

		2019	2018	2017
Current income tax expense	$	143	99	184
Deferred income tax expense (revenue)		19	125	(168)

	$	162	224	16

19.2)	DEFERRED INCOME TAXES
As of December 31, 2019 and 2018, the main temporary differences that generated the consolidated deferred income tax assets and liabilities are presented below:

		2019	2018
Deferred tax assets:
Tax loss carryforwards and other tax credits	$	757	702
Accounts payable and accrued expenses		458	338
Intangible assets, net		57	142

Total deferred tax assets, gross		1,272	1,182
Presentation offset regarding same legal entity		(645)	(564)

		627	618

Deferred tax liabilities:
Property, machinery and equipment and right-of-use asset, net		(1,323)	(1,283)
Investments and other assets		(42)	(29)

Total deferred tax liabilities, gross		(1,365)	(1,312)
Presentation offset regarding same legal entity		645	564

Total deferred tax liabilities, net in the statement of financial position		(720)	(748)

Net deferred tax liabilities	$	(93)	(130)

Out of which:
Net deferred tax liability in Mexican entities 1	$	(157)	(205)
Net deferred tax asset in Foreign entities 2		64	75

Net deferred tax liability	$	(93)	(130)

1
Net deferred tax liabilities in Mexico mainly refer to a temporary difference resulting when comparing at the reporting date the carrying amount of property, machinery and equipment, as per IFRS, and their corresponding tax values (remaining tax-deductible
amount), partially offset by certain deferred tax assets from tax loss carryforwards that are expected to be recovered in the future against taxable income. When the book value is greater than the related tax value results in a deferred tax liability. In 2011, upon transition to IFRS, CEMEX elected to measure its fixed assets at fair value, which resulted in a significant increase in book value, mainly associated with the revaluation of mineral reserves. Such restated amounts are depleted to the income statement in a period over 35 years, generating accounting expense that is not tax-deductible;
hence the temporary difference will gradually reverse over time but does not represent a payment obligation to the tax authority at the reporting date.

2
Net deferred tax assets in foreign entities in 2019 and 2018 are mainly related to tax loss carryforwards recognized in prior years, mainly in the United States, that are expected to be recovered in the future against taxable income.

As of December 31, 2019 and 2018, balances of the deferred tax assets and liabilities included in the statement of financial position are located in the following entities:

		2019				2018
		Asset	Liability	Net		Asset	Liability	Net
Mexican entities	$	189	(346)	(157)	$	174	(379)	(205)
Foreign entities		438	(374)	64		444	(369)	75

	$	627	(720)	(93)	$	618	(748)	(130)

The breakdown of changes in consolidated deferred income taxes during 2019, 2018 and 2017 was as follows:

		2019	2018	2017
Deferred income tax expense (revenue) in the income statement 1	$	19	125	(168)
Deferred income tax revenue in stockholders’ equity 2		(59)	(10)	(11)
Reclassifications 3		3	3	5

Change in deferred income tax during the period	$	(37)	118	(174)

1	In 2017, includes net income tax revenue related to the recognition of deferred income tax assets in CEMEX’s operations in the United States (note 19.4).
2	In 2018, includes a deferred income tax revenue of $8 in connection with the adoption of IFRS 9 on January 1, 2018.
3	In 2019, 2018 and 2017, refers to the effects of the reclassification of balances to assets held for sale and related liabilities (note 4.2).
Current and/or deferred income tax relative to items of other comprehensive income during 2019, 2018 and 2017 were as follows:

		2019	2018	2017
Revenue related to foreign exchange fluctuations from intercompany balances (note 20.2)	$	(19)	(2)	(2)
Expense (revenue) associated to actuarial results (note 20.2)		(29)	31	—
Revenue related to derivative financial instruments (note 16.4)		(34)	(3)	—
Expense (revenue) from foreign currency translation and other effects		4	(38)	(11)

	$	(78)	(12)	(13)

As of December 31, 2019, consolidated tax loss and tax credits carryforwards expire as follows:

		Amount of carryforwards	Amount of unrecognized carryforwards	Amount of recognized carryforwards
2020	$	58	56	2
2021		202	176	26
2022		301	273	28
2023		437	432	5
2024 and thereafter		14,497	11,479	3,018

	$	15,495	12,416	3,079

As of December 31, 2019, in connection with CEMEX’s deferred tax loss carryforwards presented in the table above, in order to realize the benefits associated with such deferred tax assets that have not been reserved, before their expiration, CEMEX would need to generate $3,079 in consolidated pre-tax
income in future periods. Based on the same forecasts of future cash flows and operating results used by CEMEX’s management to allocate resources and evaluate performance in the countries in which CEMEX operates, along with the implementation of feasible tax strategies, CEMEX believes that it will recover the balance of its tax loss carryforwards that have been recognized before their expiration. In addition, CEMEX concluded that, the deferred tax liabilities that were considered in the analysis of recoverability of its deferred tax assets will reverse in the same period and tax jurisdiction of the related recognized deferred tax assets. Moreover, a certain amount of CEMEX’s deferred tax assets refers to operating segments and tax jurisdictions in which CEMEX is currently generating taxable income or in which, according to CEMEX’s management cash flow projections, will generate taxable income in the relevant periods before the expiration of the deferred tax assets.
The Parent Company does not recognize a deferred income tax liability related to its investments in subsidiaries considering that CEMEX controls the reversal of the temporary differences arising from these investments and management is satisfied that such temporary differences will not reverse in the foreseeable future.

19.3)	RECONCILIATION OF EFFECTIVE INCOME TAX RATE
For the years ended December 31, 2019, 2018 and 2017, the effective consolidated income tax rates were as follows:

		2019	2018	2017
Earnings before income tax	$	253	717	661
Income tax expense		(162)	(224)	(16)

Effective consolidated income tax expense rate 1		64.0%	31.2%	2.4%

1	The average effective tax rate equals the net amount of income tax revenue or expense divided by income or loss before income taxes, as these line items are reported in the income statement.

Differences between the financial reporting and the corresponding tax basis of assets and liabilities and the different income tax rates and laws applicable to CEMEX, among other factors, give rise to permanent differences between the statutory tax rate applicable in Mexico, and the effective tax rate presented in the consolidated statements of operations, which in 2019, 2018 and 2017 were as follows:

	2019		2018		2017
	%	$	%	$	%	$
Mexican statutory tax rate	30.0	76	30.0	215	30.0	198
Difference between accounting and tax expenses, net 1	109.2	277	18.7	134	18.7	124
Non-taxable sale of equity securities and fixed assets	(13.4)	(34)	(4.6)	(33)	(15.0)	(99)
Difference between book and tax inflation	38.1	96	19.5	140	31.2	206
Differences in the income tax rates in the countries where CEMEX operates 2	(31.9)	(81)	(16.0)	(115)	(21.9)	(145)
Changes in deferred tax assets 3	(59.8)	(151)	(15.6)	(112)	(39.8)	(263)
Changes in provisions for uncertain tax positions	(5.2)	(13)	(1.8)	(13)	0.3	2
Others	(3.0)	(8)	1.0	8	(1.1)	(7)

Effective consolidated income tax expense rate	64.0	162	31.2	224	2.4	16

1	In 2019, includes $117 of difference between book and tax foreign exchange fluctuations of the Parent Company.
2
Refers mainly to the effects of the differences between the statutory income tax rate in Mexico of 30% against the applicable income tax rates of each country where CEMEX operates. In 2018 and 2017, includes the effect related to the change in statutory tax rate in Colombia and the United States, respectively (note 19.4).

3	Refers to the effects in the effective income tax rate associated with changes during the period in the amount of deferred income tax assets related to CEMEX’s tax loss carryforwards.
The following table compares variations between the line item “Changes in deferred tax assets” as presented in the table above against the changes in deferred tax assets in the statement of financial position for the years ended December 31, 2019 and 2018:

		2019		2018
		Changes in the statement of financial position	Amounts in reconciliation	Changes in the statement of financial position	Amounts in reconciliation
Tax loss carryforwards generated and not recognized during the year	$	0	84	0	139
Derecognition related to tax loss carryforwards recognized in prior years		(43)	(43)	(92)	(3)
Recognition related to unrecognized tax loss carryforwards		92	92	5	5
Foreign currency translation and other effects		6	18	(29)	(29)

Changes in deferred tax assets	$	55	151	(116)	112

19.4)	UNCERTAIN TAX POSITIONS AND SIGNIFICANT TAX PROCEEDINGS
Uncertain tax positions
As of December 31, 2019 and 2018, as part of current provisions and non-current
other liabilities (note 17), CEMEX has recognized provisions related to unrecognized tax benefits in connection with uncertain tax positions taken, in which it is deemed probable that the tax authority would differ from the position adopted by CEMEX. As of December 31, 2019, the tax returns submitted by some subsidiaries of CEMEX located in several countries are under review by the respective tax authorities in the ordinary course of business. CEMEX cannot anticipate if such reviews will result in new tax assessments, which would, should any arise, be appropriately disclosed and/or recognized in the financial statements. A summary of the beginning and ending amount of unrecognized tax benefits for the years ended December 31, 2019, 2018 and 2017, excluding interest and penalties, is as follows:

		2019	2018	2017
Balance of tax positions at beginning of the period	$	44	80	55
Adoption effects of IFRIC 23 credited to retained earnings (note 2.1)		(6)	0	0
Additions for tax positions of prior periods		0	1	1
Additions for tax positions of current period		4	6	35
Reductions for tax positions related to prior periods and other items		(13)	(2)	(2)
Settlements and reclassifications		0	(7)	(6)
Expiration of the statute of limitations		(2)	(32)	(7)
Foreign currency translation effects		1	(2)	4

Balance of tax positions at end of the period	$	28	44	80

During 2017, considering recoverability analyses and cash flow projections, CEMEX recognized deferred income tax assets related to its operations in the United States for $700 considering the then applicable income tax rate of 35%. However, regarding the Tax Cuts and Jobs Act (the “Act”) enacted on December 22, 2017, the U.S. statutory federal tax rate was reduced from 35% to 21%. For this reason, CEMEX reduced its net deferred tax assets by $124. The reduction in the U.S. statutory federal tax rate is expected to positively impact CEMEX’s future after-tax
earnings in the United States.
Tax examinations can involve complex issues, and the resolution of issues may span multiple years, particularly if subject to negotiation or litigation. Although CEMEX believes its estimates of the total unrecognized tax benefits are reasonable, uncertainties regarding the final determination of income tax audit settlements and any related litigation could affect the amount of total unrecognized tax benefits in future periods. It is difficult to estimate the timing and range of possible changes related to uncertain tax positions, as finalizing audits with the income tax authorities may involve formal administrative and legal proceedings. Accordingly, it is not possible to reasonably estimate the expected changes to the total unrecognized tax benefits over the next 12 months, although any settlements or statute of limitations expirations may result in a significant increase or decrease in the total unrecognized tax benefits, including those positions related to tax examinations being currently conducted.
Significant tax proceedings
As of December 31, 2019, the Company’s most significant tax proceedings are as follows:

•
The tax authorities in Spain have challenged part of the tax loss carryforwards reported by CEMEX España covering the tax years from and including 2006 to 2009. During 2014, the tax authorities in Spain notified CEMEX España of fines in the aggregate amount of $547. CEMEX España filed appeals against such resolution. On September 20, 2017, CEMEX España was notified about an adverse resolution to such appeals. CEMEX España challenged this decision and applied for the suspension of the payment before the National Court (
Audiencia Nacional
) until the case is finally resolved. On November 6, 2018 CEMEX España obtained a favorable resolution to this request from the National Court through the pledge of certain fixed assets. As of December 31, 2019, CEMEX believes an adverse resolution in this proceeding is not probable and no accruals have been created in connection with this proceeding. Nonetheless, as of December 31, 2019, it is difficult to assess with certainty the likelihood of an adverse result, and the appeals that CEMEX España has filed could take an extended amount of time to be resolved, but if adversely resolved, this proceeding could have a material adverse impact on CEMEX’s results of operations, liquidity or financial position.

•
On April 6, 2018, CEMEX Colombia received a special proceeding from the Colombian Tax Authority (the “Tax Authority”), where certain deductions included in the 2012 income tax return were rejected. The Tax Authority assessed an increase in the income tax payable by CEMEX Colombia and imposed an inaccuracy penalty for amounts in Colombian pesos equivalent to $38 of income tax and $38 of penalty. On June 22, 2018, CEMEX Colombia filed a response to the special proceeding within the legal term. On December 28, 2018, CEMEX Colombia received an official review settlement ratifying the rejected deductible items and amounts. CEMEX Colombia filed a reconsideration request on February 21, 2019. If the proceeding would be adversely resolved in the final stage, CEMEX Colombia must pay the amounts determined in the official settlement plus interest accrued on the amount of the income tax adjustment until the payment date. As of December 31, 2019, in this stage of the proceeding, CEMEX considers that an adverse resolution in this proceeding after conclusion of all available defense procedures is not probable, however, it is difficult to assess with certainty the likelihood of an adverse result in the proceeding; but if adversely resolved, CEMEX believes this proceeding could have a material adverse impact on the operating results, liquidity or financial position of CEMEX. See note 26 for Subsequent Events in connection with this proceeding.

•
In September 2012, the Tax Authority requested CEMEX Colombia to amend its income tax return for the year 2011 in connection with several deductible expenses including the amortization of goodwill. CEMEX Colombia rejected the arguments of the ordinary request and filed a motion requesting the case to be closed. The 2011 income tax return was under audit of the Tax Authority from August 2013 until September 5, 2018, when CEMEX Colombia was notified of a special requirement in which the Tax Authority rejects certain deductions included in such income tax return of the year 2011 and determined an increase in the income tax payable and imposed a penalty for amounts in Colombian pesos equivalent to $26 of income tax and $26 of penalty. CEMEX Colombia filed a response to the special requirement on November 30, 2018 and the tax authority notified the official review liquidation on May 15, 2019, maintaining the claims of the special requirement; therefore, CEMEX Colombia filed an appeal within the legal term on July 11, 2019. If the proceeding would be adversely resolved in its final stage, CEMEX Colombia would have to pay the amounts determined in the official settlement plus interest accrued on the amount of the income tax adjustment until the date of payment. As of December 31, 2019, in this stage of the proceeding, CEMEX considers that an adverse resolution in this proceeding after conclusion of all available defense procedures is not probable, however, it is difficult to assess with certainty the likelihood of an adverse result in the proceeding; but if adversely resolved, CEMEX believes this proceeding could have a material adverse impact on the operating results, liquidity or financial position of CEMEX.

•
In April 2011, the Tax Authority notified CEMEX Colombia of a special proceeding rejecting certain deductions taken by CEMEX Colombia in its 2009 tax return considering they are not linked to direct revenues recorded in the same fiscal year, and assessed an increase in taxes to be paid by CEMEX Colombia and imposed a penalty for amounts in Colombian pesos equivalent to $27 of income tax and $27 of penalty, considering changes in law that reduced the original penalty. After several appeals of CEMEX Colombia to the Colombian Tax Authority’s special proceeding in the applicable courts in which CEMEX Colombia obtained negative resolutions in each case over the years, in July 2014, CEMEX Colombia filed an appeal against this resolution before the Colombian State Council (
Consejo de Estado)
. If the proceeding would be adversely resolved in the final stage, CEMEX Colombia must pay the amounts determined in the official settlement plus interest accrued on the amount of the income tax adjustment until the payment date. As of December 31, 2019, in this stage of the proceeding, CEMEX considers that an adverse resolution in this proceeding after conclusion of all available defense procedures is not probable, however, it is difficult to assess with certainty the likelihood of an adverse result in the proceeding; but if adversely resolved, CEMEX
b
elieves this proceeding could have a material adverse impact on the operating results, liquidity or financial position of CEMEX.